Financial risk management - Narrative (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) ARS ($) customer bank	Dec. 31, 2021 USD ($) customer bank	Dec. 31, 2020 USD ($)	Dec. 31, 2022 BRL (R$) ARS ($)	Apr. 30, 2022 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of major customers [line items]
Closing foreign exchange rate	177			177
Proportion of sales designated for hedging activities (as a percent)	10.00%	10.00%
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ (15,621)	$ (10,565)	$ (46,145)
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	41,371	54,650	26,031
Cash and cash equivalents	230,653	199,766	336,282			$ 290,276
Borrowings	$ 1,007,752	$ 817,651	971,090
Number of major banks | bank	4	4
Gearing ratio	46.00%	44.00%		46.00%
Banco Itaú BBA (NCR) | Brazilian Subsidiaries
Disclosure of major customers [line items]
Borrowings	$ 3,830	$ 0		R$ 20.0
Notional amount | R$				R$ 20.0
Interest rate on borrowings (as a percent)	13.23%			13.23%	13.23%
Floating interest rate | Banco Itaú BBA (NCR) | Brazilian Subsidiaries
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)					1.29%
Forward contract
Disclosure of major customers [line items]
Notional amount	$ 89,900	$ 75,900	42,200
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%			40.00%
Bottom of range | Fixed interest rate | Brazilian Subsidiaries
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	2.00%			2.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%			60.00%
Top of range | Fixed interest rate | Brazilian Subsidiaries
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	13.23%			13.23%
Credit risk
Disclosure of major customers [line items]
Number of major banks | bank	2
Proportion of total cash deposited in major banks (as a percent)	86.00%	81.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	71.00%	73.00%
Number of well-known customers | customer	34	27
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	100.00%
Number of well-known customers | customer	66	39
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	86.00%
Number of well-known customers | customer	158	124
Credit risk | Energy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	94.00%	95.00%
Number of well-known customers | customer	59	72
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	62.00%	67.00%
Number of well-known customers | customer	53	18
Credit risk | Rice
Disclosure of major customers [line items]
Proportion of sales (as a percent)	74.00%	68.00%
Number of well-known customers | customer	79	28
Interest rate risk
Disclosure of major customers [line items]
Borrowings	$ 1,007,752	$ 817,651
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Notional amount			$ 400,000
Interest rate risk | Itau BBA FINAME Loan Due March 2024
Disclosure of major customers [line items]
Notional amount | R$					R$ 20.0
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)			1.85%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)			4.24%
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Argentine Peso | Currency risk | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (2,200)	$ 2,100
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	4,000
Brazilian Reais | Currency risk | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(90)
Euro Member Countries, Euro | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	2,200
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (160)	$ 0